Business Combinations - Fair value and the estimated useful lives of the acquired intangible assets (Details) - Wag Labs, Inc. - CPI $ in Thousands	Aug. 03, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 3,045
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 648
Estimated Useful Life (years)	4 years
Strategic customer relationships and licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,121
Strategic customer relationships and licenses | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	5 years
Strategic customer relationships and licenses | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 276
Estimated Useful Life (years)	7 years